Share capital	12 Months Ended
Dec. 31, 2022
Share capital
Share capital

11.Share capital

As of December 31, 2022 and 2021, the issued share capital amounted to CHF 1,796,675 and CHF 1,794,013, respectively, and is composed of outstanding common shares of 83,620,364 and 83,479,013, respectively, and treasury shares of 6,214,021 and 6,221,617, respectively.

The table below summarizes the Company’s capital structure:

			In CHF thousands
	Common	Treasury	Share	Share	Treasury
	shares	shares	capital	premium	shares
December 31, 2020	76,936,738	(5,000,000)	1,538	346,890	(100)
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	—	1,171,543	—	12,097	24
Asset purchase agreement, net of transaction costs	7,106,840	—	142	54,328	—
Conversion of note agreements, net of transaction costs	3,026,634	—	61	16,683	—
Issuance of shares – incentive plans, net of transaction costs	237,258	—	5	1,253	—
Issuance of shares to be held as treasury shares, net of transaction costs	2,393,160	(2,393,160)	48	—	(48)
December 31, 2021	89,700,630	(6,221,617)	1,794	431,251	(124)
Proceeds from sale of treasury shares in public offerings, net of underwriting fees and transaction costs	—	7,596	—	(8)	0
Issuance of shares – incentive plans, net of transaction costs	133,755	—	3	80	—
December 31, 2022	89,834,385	(6,214,021)	1,797	431,323	(124)

The common shares and treasury shares have nominal values of CHF 0.02 per share. All shares have been fully paid. These treasury shares held by the Company are not considered outstanding shares as of December 31, 2022 or 2021.

Authorized capital

The Company’s Board of Directors is authorized to increase the share capital, in one or several steps, until June 24, 2024, by a maximum amount of CHF 400,000 by issuing a maximum of 20,000,000 registered shares with a par value of CHF 0.02 each, to be fully paid up. An increase of the share capital (i) by means of an offering underwritten by a financial institution, a syndicate or another third party or third parties, followed by an offer to the then-existing shareholders of the Company and (ii) in partial amounts, shall also be permissible.

Conditional share capital for bonds and similar debt instruments

The Company’s share capital may be increased by a maximum aggregate amount of CHF 100,000 through the issuance of a maximum of 5,000,000 registered shares, payable in full, each with a nominal value of CHF 0.02 per share, through the exercise of conversion and/or option or warrant rights granted in connection with bonds or similar instruments, issued or to be issued by the Company or by subsidiaries of the Company, including convertible debt instruments.

Conditional share capital for employee benefit plans

The Company’s share capital may be increased by a maximum aggregate amount of CHF 96,000 through the issuance of not more than 4,800,000 common shares, payable in full, each with a nominal value of CHF 0.02 per share, by the exercise of options rights that have been granted to employees, consultants, members of the board of directors, or other person providing services to the Company or a subsidiary.

Shelf registration statement

On April 28, 2021, the Company filed a Shelf Registration Statement on Form F-3 (Reg. No. 333-255576) (the “Shelf Registration Statement”) with the SEC. The Shelf Registration Statement was declared effective by the SEC on May 5, 2021.

The Shelf Registration Statement allows the Company to offer and sell, from time to time, up to USD 350,000,000 of common shares, debt securities, warrants, purchase contracts, units, subscription rights or any combination of the foregoing in one or more future public offerings. The terms of any future offering would be determined at the time of the offering and would be subject to market conditions and approval by the Company’s Board of Directors. Any offering of securities covered by the Shelf Registration Statement will be made only by means of a written prospectus and prospectus supplement authorized and filed by the Company.

At the market equity offering

In Q3 2020, AC Immune issued 5,000,000 common shares with a nominal value of CHF 0.02, which became treasury shares. The Company also established an “at the market offering program” (“ATM”) for the sale of up to USD 80.0 (CHF 74.6) million worth of our common shares issued from time to time by entering into an Open Market Sale Agreement (“Sales Agreement”) with Jefferies LLC (“Jefferies”) as the sales agent under a prior registration statement on Form F-3 which expired in Q2 2021.

In Q2 2021, the Company filed a new registration statement on Form F-3 and an accompanying prospectus supplement in order to renew its ATM program. The Company also entered into a second Open Market Sale Agreement (the “new Sales Agreement”) with Jefferies to continue the ATM program.

In Q3, 2021, the Company issued 2,393,160 common shares with a nominal value of CHF 0.02 to be held as treasury shares.

Through December 31, 2022, the Company has sold 1,179,139 common shares previously held as treasury shares pursuant to the new Sales Agreement, raising USD 13.3 (CHF 12.1) million, net of underwriting fees and transaction costs. We have paid commissions to Jefferies totaling USD 0.4 (CHF 0.4) million through December 31, 2022, for share issuances in accordance with our ATM programs.

For the years ended December 31, 2022, 2021 and 2020, the Company has expensed issuance costs of nil, nil and CHF 0.5 million, respectively, in the consolidated statements of income/(loss).

Convertible note agreement

Concurrently with the Asset Purchase Agreement, the Company entered into two separate Convertible Note Agreements with entities affiliated with each of Athos Service GmbH and First Capital Partner GmbH, both of which entities are shareholders of Affiris. Each Convertible Note Agreement provided for the sale of an unsecured subordinated Convertible Note of the Company with an aggregate principal amount of USD 12.5 (CHF 11.7) million for total net proceeds of USD 25 (CHF 23.5) million.

In 2021, the affiliated entities exercised their options to convert their respective USD 12.5 (CHF 11.7) million notes. As a result of these conversions, 1,513,317 common shares were issued to each Investor, totaling 3,026,634 common shares. The Company recorded an increase to its share capital for the nominal value of its shares and share premium for the difference associated with settlement of this liability. The Company also settled its derivative financial assets, which were embedded conversion features associated with the convertible debt, via an offset to its share premium. These convertible notes and derivative financial assets were fully settled in 2021 and there is no further equity or cash consideration due to the affiliated entities thereunder.